Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

NOTE 7. GOODWILL

The changes in the carrying amount of goodwill by reportable segment for the six months ended June 30, 2025 (Successor) were as follows:

	US(1)	Canada	Total
Balance at December 31, 2024	$352,288	$493,651	$845,939
Acquisitions	2,499	1,428	3,927
Currency adjustments	274	26,650	26,924
Balance at June 30, 2025	$355,061	$521,729	$876,790

(1)	Includes goodwill attributable to the Company’s operations in the UK.

Note 8. Goodwill

The changes in the carrying amount of goodwill by reportable segment for the Successor period ended December 31, 2024, the Predecessor period ended July 29, 2024, and the Predecessor year ended December 31, 2023, are as follows:

	US	Canada	Total
Balance at December 31, 2022 (Predecessor)	$357,183	$148,218	$505,401
Additions	2,581	—	2,581
Measurement period adjustments	—	(127)	(127)
Currency adjustments	—	3,646	3,646
Balance at December 31, 2023 (Predecessor)	$359,764	$151,737	$511,501
Additions	6,016	14,772	20,788
Measurement period adjustments	—	—	—
Currency adjustments	24	(6,714)	(6,690)
Balance at July 29, 2024 (Predecessor)	$365,804	$159,795	$525,599

Balance at July 30, 2024 (Successor)	—	—	—
Additions (1)	352,666	516,882	869,548
Measurement period adjustments	(314)	(3,635)	(3,949)
Currency adjustments	(64)	(19,596)	(19,660)
Balance at December 31, 2024 (Successor)	$352,288	$493,651	$845,939

(1)	Amounts represent the goodwill attributable to the Acuren Acquisition